Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for Mr. Locoh-Donou, our President and CEO (referred to in the tables below and related information as our principal executive officer (“PEO”)) and Non-PEO NEOs and Company performance for the fiscal years listed below. For information regarding the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to our “Compensation Discussion and Analysis.”

Pay-Versus Performance Table

Fiscal Year	Summary Compensation Table Total for François Locoh-Donou[1] ($)	Compensation Actually Paid to François Locoh- Donou[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue ($ Millions)[5]
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(d)	(e)	(f)	(g)	(h)	(i)
2023	10,856,765	13,807,880	3,953,914	4,619,933	131.25	145.50	394.9	2,813.2
2022	12,823,862	5,483,202	5,141,989	2,440,083	117.89	103.12	322.2	2,695.8
2021	11,469,726	21,786,280	4,137,411	7,165,279	161.91	128.90	331.2	2,603.4
1.	Mr. Locoh-Donou was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023
Frank Pelzer	Frank Pelzer	Frank Pelzer
Tom Fountain	Tom Fountain	Tom Fountain
Chad Whalen	Kara Sprague	Kara Sprague
Haiyan Song	Chad Whalen	Chad Whalen
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the “Stock Awards” column set forth in the Summary Compensation Table for each applicable fiscal year.

Fiscal Year	Summary Compensation Table Total for François Locoh- Donou ($)	Exclusion of Stock Awards for François Locoh- Donou ($)	Inclusion of Equity Award Values for François Locoh- Donou ($)	Compensation Actually Paid to François Locoh- Donou ($)
2023	10,856,765	(9,853,662)	12,804,777	13,807,880
2022	12,823,862	(10,824,280)	3,483,620	5,483,202
2021	11,469,726	(9,406,895)	19,723,449	21,786,280
Fiscal Year	Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Award Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,953,914	(3,240,854)	3,906,873	4,619,933
2022	5,141,989	(4,176,600)	1,474,694	2,440,083
2021	4,137,411	(3,110,895)	6,138,763	7,165,279
The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for François Locoh-Donou ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for François Locoh- Donou ($)	Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for François Locoh-Donou ($)
Change in Fair
Value from Last
Day of Prior Fiscal
Year to Vesting
Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
François Locoh-
Donou
($)
					Total Inclusion of Equity Award Values for François Locoh-Donou ($)
2023	11,552,949	87,091	1,127,521	37,216	12,804,777
2022	5,735,941	(3,479,315)	834,954	392,040	3,483,620
2021	12,257,628	3,880,825	1,591,188	1,993,808	19,723,449

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for Non-PEO NEOs ($)
Average Change in
Fair Value from
Last Day of Prior
Fiscal Year to
Vesting Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
Non-PEO NEOs
($)
					Total Average Inclusion of Equity Award Values for Non-PEO NEOs ($)
2023	3,398,975	58,807	429,229	19,862	3,906,873
2022	2,276,992	(1,207,583)	328,690	76,595	1,474,694
2021	4,166,776	1,050,416	425,851	495,720	6,138,763
4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended September 30, 2023. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed fiscal year in the Company and in the S&P 500 Information Technology Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

5.
We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2023. This financial performance measure may not have been the most important financial performance measure for fiscal 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
1.	Mr. Locoh-Donou was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023
Frank Pelzer	Frank Pelzer	Frank Pelzer
Tom Fountain	Tom Fountain	Tom Fountain
Chad Whalen	Kara Sprague	Kara Sprague
Haiyan Song	Chad Whalen	Chad Whalen

Peer Group Issuers, Footnote [Text Block]
4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended September 30, 2023. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed fiscal year in the Company and in the S&P 500 Information Technology Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 10,856,765	$ 12,823,862	$ 11,469,726
PEO Actually Paid Compensation Amount	$ 13,807,880	5,483,202	21,786,280
Adjustment To PEO Compensation, Footnote [Text Block]
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the “Stock Awards” column set forth in the Summary Compensation Table for each applicable fiscal year.

Fiscal Year	Summary Compensation Table Total for François Locoh- Donou ($)	Exclusion of Stock Awards for François Locoh- Donou ($)	Inclusion of Equity Award Values for François Locoh- Donou ($)	Compensation Actually Paid to François Locoh- Donou ($)
2023	10,856,765	(9,853,662)	12,804,777	13,807,880
2022	12,823,862	(10,824,280)	3,483,620	5,483,202
2021	11,469,726	(9,406,895)	19,723,449	21,786,280
The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for François Locoh-Donou ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for François Locoh- Donou ($)	Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for François Locoh-Donou ($)
Change in Fair
Value from Last
Day of Prior Fiscal
Year to Vesting
Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
François Locoh-
Donou
($)
					Total Inclusion of Equity Award Values for François Locoh-Donou ($)
2023	11,552,949	87,091	1,127,521	37,216	12,804,777
2022	5,735,941	(3,479,315)	834,954	392,040	3,483,620
2021	12,257,628	3,880,825	1,591,188	1,993,808	19,723,449

Non-PEO NEO Average Total Compensation Amount	$ 3,953,914	5,141,989	4,137,411
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,619,933	2,440,083	7,165,279
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the “Stock Awards” column set forth in the Summary Compensation Table for each applicable fiscal year.

Fiscal Year	Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Award Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,953,914	(3,240,854)	3,906,873	4,619,933
2022	5,141,989	(4,176,600)	1,474,694	2,440,083
2021	4,137,411	(3,110,895)	6,138,763	7,165,279

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for Non-PEO NEOs ($)
Average Change in
Fair Value from
Last Day of Prior
Fiscal Year to
Vesting Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
Non-PEO NEOs
($)
					Total Average Inclusion of Equity Award Values for Non-PEO NEOs ($)
2023	3,398,975	58,807	429,229	19,862	3,906,873
2022	2,276,992	(1,207,583)	328,690	76,595	1,474,694
2021	4,166,776	1,050,416	425,851	495,720	6,138,763

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between “Compensation Actually Paid” and Financial Performance Measures
In accordance with Item 402(v) of Regulation S-K, the following charts set forth the relationship between Compensation Actually Paid (see footnote 2 above) to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s financial performance as measured by our TSR, our peer group TSR, our Net Income, and our Revenue.
Relationship Between Pay and Performance	In addition to the tabular disclosure above, the PVP Rules require us to describe the relationship between “Compensation Actually Paid” and the performance measures shown in the main table above.
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and other NEOs in fiscal years 2021, 2022 and 2023 to (1) our TSR and the Standard & Poor’s 500 Information & Technology Index TSR, (2) our net income, and (3) our revenue.
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between “Compensation Actually Paid” and Financial Performance Measures
In accordance with Item 402(v) of Regulation S-K, the following charts set forth the relationship between Compensation Actually Paid (see footnote 2 above) to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s financial performance as measured by our TSR, our peer group TSR, our Net Income, and our Revenue.
Relationship Between Pay and Performance	In addition to the tabular disclosure above, the PVP Rules require us to describe the relationship between “Compensation Actually Paid” and the performance measures shown in the main table above.
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and other NEOs in fiscal years 2021, 2022 and 2023 to (1) our TSR and the Standard & Poor’s 500 Information & Technology Index TSR, (2) our net income, and (3) our revenue.
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between “Compensation Actually Paid” and Financial Performance Measures
In accordance with Item 402(v) of Regulation S-K, the following charts set forth the relationship between Compensation Actually Paid (see footnote 2 above) to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s financial performance as measured by our TSR, our peer group TSR, our Net Income, and our Revenue.
Relationship Between Pay and Performance	In addition to the tabular disclosure above, the PVP Rules require us to describe the relationship between “Compensation Actually Paid” and the performance measures shown in the main table above.
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and other NEOs in fiscal years 2021, 2022 and 2023 to (1) our TSR and the Standard & Poor’s 500 Information & Technology Index TSR, (2) our net income, and (3) our revenue.
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between “Compensation Actually Paid” and Financial Performance Measures
In accordance with Item 402(v) of Regulation S-K, the following charts set forth the relationship between Compensation Actually Paid (see footnote 2 above) to our PEO and the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s financial performance as measured by our TSR, our peer group TSR, our Net Income, and our Revenue.
Relationship Between Pay and Performance	In addition to the tabular disclosure above, the PVP Rules require us to describe the relationship between “Compensation Actually Paid” and the performance measures shown in the main table above.
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and other NEOs in fiscal years 2021, 2022 and 2023 to (1) our TSR and the Standard & Poor’s 500 Information & Technology Index TSR, (2) our net income, and (3) our revenue.
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important financial and non-financial performance measures in linking Compensation Actually Paid to our PEOs and our Non-PEO NEOs for fiscal 2023 to Company performance. The measures in this table are not ranked and are described in our Compensation Discussion and Analysis.
Revenue
EBITDA
Diversity and Inclusion
Non-GAAP EPS
Relative TSR

Total Shareholder Return Amount	$ 131.25	117.89	161.91
Peer Group Total Shareholder Return Amount	145.5	103.12	128.9
Net Income (Loss)	$ 394,900,000	$ 322,200,000	$ 331,200,000
Company Selected Measure Amount	2,813,200,000	2,695,800,000	2,603,400,000
PEO Name	Mr. Locoh-Donou	Mr. Locoh-Donou	Mr. Locoh-Donou
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diversity and Inclusion
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,853,662)	$ (10,824,280)	$ (9,406,895)
PEO [Member] | Inclusion of Equity Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,804,777	3,483,620	19,723,449
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year that Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,552,949	5,735,941	12,257,628
PEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	87,091	(3,479,315)	3,880,825
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,127,521	834,954	1,591,188
PEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,216	392,040	1,993,808
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,240,854)	(4,176,600)	(3,110,895)
Non-PEO NEO [Member] | Inclusion of Equity Award Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,906,873	1,474,694	6,138,763
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year that Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,398,975	2,276,992	4,166,776
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,807	(1,207,583)	1,050,416
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	429,229	328,690	425,851
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 19,862	$ 76,595	$ 495,720